SHARE-BASED COMPENSATION - Share compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expense	¥ 35,296	$ 4,971	¥ 118,170	¥ 320,010
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expense			563	13,713
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	3,141		17,794	2,545
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	28,883		85,508	292,947
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	¥ 3,272		¥ 14,305	¥ 10,805